REVENUE FROM CONTRACTS WITH CUSTOMERS - Disaggregated Revenue Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Revenues	$ 369,636	$ 324,795
PRC [Member]
Disaggregation of Revenue [Line Items]
Revenues	328,124	283,528
Non-PRC [Member]
Disaggregation of Revenue [Line Items]
Revenues	41,512	$ 41,267
Integrated solutions contract revenue
Disaggregation of Revenue [Line Items]
Revenues	291,068
Integrated solutions contract revenue | PRC [Member]
Disaggregation of Revenue [Line Items]
Revenues	250,144
Integrated solutions contract revenue | Non-PRC [Member]
Disaggregation of Revenue [Line Items]
Revenues	40,924
Product sales [Member]
Disaggregation of Revenue [Line Items]
Revenues	19,517
Product sales [Member] | PRC [Member]
Disaggregation of Revenue [Line Items]
Revenues	18,964
Product sales [Member] | Non-PRC [Member]
Disaggregation of Revenue [Line Items]
Revenues	553
Maintenance service contracts [Member]
Disaggregation of Revenue [Line Items]
Revenues	56,097
Maintenance service contracts [Member] | PRC [Member]
Disaggregation of Revenue [Line Items]
Revenues	56,062
Maintenance service contracts [Member] | Non-PRC [Member]
Disaggregation of Revenue [Line Items]
Revenues	35
Extended Warranty Service Revenue [Member]
Disaggregation of Revenue [Line Items]
Revenues	2,954
Extended Warranty Service Revenue [Member] | PRC [Member]
Disaggregation of Revenue [Line Items]
Revenues	2,954
Extended Warranty Service Revenue [Member] | Non-PRC [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 0